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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006


                                 August 5, 2003


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      The Coventry Group
                           File Nos. 33-44964 and 811-06526
                           --------------------------------


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust") in connection with five of the Trust's series: Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund, Signal Money Market Fund and Signal Tax-Exempt Money Market Fund, that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Trust does not differ from those contained in Post-Effective Amendment No. 102 which was filed on August 1, 2003. The text of Post-Effective Amendment No. 102 was filed electronically.

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364.


                                                     Sincerely,

                                                     /s/ Patrick W.D. Turley
                                                     ---------------------------
                                                     Patrick W.D. Turley